UNDISCOVERED MANAGERS FUNDS

270 Park Avenue

New York, New York 10017

January 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	Undiscovered Managers Trust (the “Trust”) on behalf of the

Funds listed on Appendix A hereto (the “Funds”)

File Nos. 811-08437 and 333-37711

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 33 (Amendment No. 34 under the Investment Company Act of 1940) filed electronically on December 16, 2011.

If you have any questions or comments, please call the undersigned at (212) 648-0919.

Sincerely, /s/ Carmine Lekstutis Carmine Lekstutis Assistant Secretary

Appendix A

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Value Fund